Schedule of Convertible Note Payables (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total convertible note payables (current)	$ 9,675,000	$ 9,175,000
August 3, 2022 [Member]
Debt Instrument [Line Items]
Total convertible note payables (current)	5,000,000	5,000,000
August 3, 2022 [Member]
Debt Instrument [Line Items]
Total convertible note payables (current)	1,000,000	1,000,000
August 22, 2022 [Member]
Debt Instrument [Line Items]
Total convertible note payables (current)	500,000	500,000
September 22, 2022 [Member]
Debt Instrument [Line Items]
Total convertible note payables (current)	250,000	250,000
September 25, 2022 [Member]
Debt Instrument [Line Items]
Total convertible note payables (current)	600,000	600,000
September 25, 2022 [Member]
Debt Instrument [Line Items]
Total convertible note payables (current)	600,000	600,000
September 29, 2022 [Member]
Debt Instrument [Line Items]
Total convertible note payables (current)	50,000	50,000
September 29, 2022 [Member]
Debt Instrument [Line Items]
Total convertible note payables (current)	500,000	500,000
October 10, 2022 [Member]
Debt Instrument [Line Items]
Total convertible note payables (current)	500,000	500,000
October 13, 2022 [Member]
Debt Instrument [Line Items]
Total convertible note payables (current)	75,000	75,000
October 13, 2022 [Member]
Debt Instrument [Line Items]
Total convertible note payables (current)	50,000	50,000
October 14, 2022 [Member]
Debt Instrument [Line Items]
Total convertible note payables (current)	50,000	50,000
January 4, 2023 [Member]
Debt Instrument [Line Items]
Total convertible note payables (current)	$ 500,000